FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Minimum [Member]
Discount rate	18.70%	18.70%
Expected term (in years)	1 month 6 days	3 months 18 days
Successful financing/IPO	27.60%	27.60%
Maturity	0.00%	16.00%
Qualified Financing	0.00%	0.00%
Change of Control	0.00%	0.00%
Maximum [Member]
Discount rate	25.00%	25.00%
Expected term (in years)	21 days	10 months 24 days
Successful financing/IPO	98.00%	63.90%
Maturity	20.00%	65.50%
Qualified Financing	3.40%	3.40%
Change of Control	3.40%	3.40%